STOCKHOLDERS' EQUITY (Details 6) - Warrant [Member] - Exercise Price Dollar 0.40 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Number of shares outstanding	100,000	100,000
Weighted average remaining years	8 years 9 months	9 years
Weighted average exercise price	$ 0.40	$ 0.40
Number of shares exercisable	100,000	100,000
Exercisable weighted average exercise price	$ 0.4	$ 0.4
Weighted Average Remaining Contractual life in years	8 years 9 months	9 years